Goodwill and Intangible Assets (Changes in Goodwill) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Goodwill [Line Items]
Balance at beginning of fiscal year		¥ 92,928	¥ 92,695	¥ 92,695
Goodwill acquired	[1]	66,980	233	0
Foreign exchange translation		4,550	0	0
Balance at end of fiscal year		164,458	92,928	92,695
Gross amount of goodwill	[2]	235,563	163,209	161,993
Accumulated impairment losses		¥ 71,105	¥ 70,281	¥ 69,298

[1]	For the fiscal year ended March 31, 2024, Goodwill acquired is entirely related to the acquisition of Greenhill & Co., Inc.
[2]	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 30 “Business segment information.”